Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net income/(loss)	$ (21,534)	$ (7,357)
Total other comprehensive income/(loss)	0	0
Total comprehensive income/(loss)	$ (21,534)	$ (7,357)